Fair Value Measurement - Reconciliation of The Fair Value Measurements of Assets And Liabilities Using Significant Unobservable Inputs (level 3) (Detail) - Level investments - USD ($) $ in Thousands	12 Months Ended
	May 31, 2019	May 31, 2018
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	$ 133,897	$ 123,029
Transfer to level 1 fair value measurements		(32,644)
Initial recognition	45,989
Unrealized gain (loss)	(18,855)	43,512
Ending balance	$ 161,031	$ 133,897